LOANS WITH AFFILIATES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 17, 2024 CAD ($)
Loans and Leases Receivable Disclosure [Line Items]
Payment to reduce company's funding commitment	$ 1,051,000,000	$ 4,683,000,000	$ 4,149,000,000
Subordinated debt | Subordinated Loan Agreement
Loans and Leases Receivable Disclosure [Line Items]
Unused borrowing capacity, amount	163,000,000	$ 228,000,000
Line of credit | Revolving credit facility | Joint venture | Sur de Texas
Loans and Leases Receivable Disclosure [Line Items]
Revolving credit facility, borrowing capacity				$ 270
Unused capacity	259,000,000			189
Long-term debt	111,000,000			$ 81
Coastal GasLink | Canadian Natural Gas Pipelines
Loans and Leases Receivable Disclosure [Line Items]
Ownership interest percentage		35.00%
Coastal GasLink | Subordinated debt | Subordinated Loan Agreement | Coastal GasLink
Loans and Leases Receivable Disclosure [Line Items]
Line of credit facility, outstanding amount					$ 3,147,000,000
Payment to reduce company's funding commitment	3,137,000,000
Coastal GasLink | Subordinated debt | Subordinated Demand Revolving Credit Facility Agreement | Coastal GasLink
Loans and Leases Receivable Disclosure [Line Items]
Revolving credit facility, borrowing capacity	120,000,000	$ 120,000,000
Long-term debt	$ 0	$ 0
Sur de Texas | Mexico Natural Gas Pipelines
Loans and Leases Receivable Disclosure [Line Items]
Ownership interest percentage	60.00%			60.00%